INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Summary of computation of basic and diluted net income per share attribute to ordinary shareholders after stock split
The following table sets forth the computation of basic and diluted net income per share attribute to ordinary shareholders after the stock split:

	Year Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Net income attributable to ordinary shareholders – basic and diluted	539,545	611,758	527,747

Weighted average number of ordinary shares outstanding – diluted and diluted	200,000,000	200,000,000	210,409,863

Basic and diluted net income per share	2.70	3.06	2.51